Schedule of computation of basic and diluted loss per share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares
Net loss per share attributable to ordinary shareholders
Net loss	$ (10,371,000)	$ (13,421,000)	$ (4,812,000)
Less: Net loss attributable to non-controlling interest	(8,000)	(10,000)	(2,000)
Net loss attributable to Ryde Group Ltd	$ (10,363,000)	$ (13,411,000)	$ (4,810,000)
Basic weighted-average ordinary shares outstanding	142,268	142,268	27,391
Basic loss per share attributable to ordinary shareholders | (per share)	$ (0.07)	$ (0.09)	$ (0.18)
Diluted loss per share attributable to ordinary shareholders | (per share)	$ (0.07)	$ (0.09)	$ (0.18)